Accounts Receivable, net (Including Related and Unrelated Parties) - Schedule of Loss Allowance for Accounts Receivable (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year		$ 50,853	$ 93,053
Provisions (reversals) charged to (against) expense		(14,543)	(24,302)
Write-offs		(18,404)	(17,985)
Effect of changes in foreign currency exchange rates		(168)	87
Balance at end of the year		$ 17,738	50,853	$ 93,053
Expected credit losses individually assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year	[1]		12,765	41,812
Provisions (reversals) charged to (against) expense	[1]			(28,236)
Write-offs	[1]			(6)
Effect of changes in foreign currency exchange rates	[1]			(805)
Balance at end of the year	[1]			12,765
Expected credit losses collectively assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year	[1]		$ 80,288	62,805
Provisions (reversals) charged to (against) expense	[1]			18,396
Write-offs	[1]			0
Effect of changes in foreign currency exchange rates	[1]			(913)
Balance at end of the year	[1]			$ 80,288

[1]	The movement of 2017 was under IAS 39. There were no adjustments for the beginning balance of 2018 on the initial application of IFRS 9.